OTHER LIABILITIES - Analysis of Other Liabilities excluding Accrued Expenses and Deferred Income (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Other Liabilities [Line Items]
Total other liabilities (excluding accrued expenses and deferred income)	€ 438,611	€ 236,518
Due within one year
Disclosure of Other Liabilities [Line Items]
Total other liabilities (excluding accrued expenses and deferred income)	422,462	223,138
Due between one and five years
Disclosure of Other Liabilities [Line Items]
Total other liabilities (excluding accrued expenses and deferred income)	10,083	6,960
Due beyond five years
Disclosure of Other Liabilities [Line Items]
Total other liabilities (excluding accrued expenses and deferred income)	€ 6,066	€ 6,420